Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Other assets
Cash collateral on derivative instruments	SFr 5,692	SFr 5,358	SFr 7,057
Cash collateral on non-derivative transactions	414	392	465
Derivative instruments used for hedging	99	86	33
Assets held-for-sale	7,005	8,371	6,744
of which loans	6,929	8,285	6,630
of which real estate	45	54	54
of which long-lived assets	31	32	60
Premises, equipment and right-of-use assets	7,737	8,079	4,838
Assets held for separate accounts	119	123	125
Interest and fees receivable	5,240	5,330	5,055
Deferred tax assets	4,787	4,920	4,943
Prepaid expenses	445	485	613
of which cloud computing arrangement implementation costs	9	3
Failed purchases	1,271	1,400	1,283
Defined benefit pension and post-retirement plan assets	2,880	1,973	1,794
Other	3,890	3,984	4,509
Other assets	39,579	40,501	37,459
Other liabilities
Cash collateral on derivative instruments	7,048	6,867	6,903
Cash collateral on non-derivative transactions	120	145	514
Derivative instruments used for hedging	11	0	8
Operating Lease, Liability	3,143	3,468
Provisions	871	1,026	928
of which off-balance sheet risk	153	155	151
Restructuring liabilities	0		346	SFr 329	SFr 306
Liabilities held for separate accounts	119	123	125
Interest and fees payable	5,545	5,126	5,159
Current tax liabilities	1,130	926	927
Deferred tax liabilities	644	456	438
Failed sales	731	735	2,187
Defined benefit pension and post-retirement plan liabilities	510	518	518
Other	10,086	10,003	12,054
Other liabilities	29,958	29,393	30,107
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	717	705	687
Foreclosed or repossessed real estate	11	13	13
Foreclosed or repossessed residential real estate	8	SFr 10	10
Bank
Other assets
Cash collateral on derivative instruments	5,693		7,057
Cash collateral on non-derivative transactions	414		465
Derivative instruments used for hedging	99		33
Assets held-for-sale	7,005		6,744
of which loans	6,929		6,630
of which real estate	45		54
of which long-lived assets	31		60
Premises, equipment and right-of-use assets	6,586		4,530
Assets held for separate accounts	119		125
Interest and fees receivable	5,920		5,506
Deferred tax assets	4,725		4,887
Prepaid expenses	373		560
of which cloud computing arrangement implementation costs	8
Failed purchases	1,271		1,283
Defined benefit pension and post-retirement plan assets	999		1,001
Other	3,889		4,482
Other assets	37,093		36,673
Other liabilities
Cash collateral on derivative instruments	7,048		6,903
Cash collateral on non-derivative transactions	120		514
Derivative instruments used for hedging	11		8
Operating Lease, Liability	2,311
Provisions	863		920
of which off-balance sheet risk	153		151
Restructuring liabilities	0		342	SFr 324	SFr 301
Liabilities held for separate accounts	119		125
Interest and fees payable	6,138		5,521
Current tax liabilities	1,120		907
Deferred tax liabilities	246		268
Failed sales	731		2,187
Defined benefit pension and post-retirement plan liabilities	510		518
Other	10,184		12,114
Other liabilities	29,401		30,327
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	717		687
Foreclosed or repossessed real estate	11		13
Foreclosed or repossessed residential real estate	SFr 8		SFr 10